Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accounts payable and accrued liabilities
Schedule of Accounts payable and accrued liabilities
	December 31, 2025	December 31, 2024
	$	$
Trade payable	960	118
Sales tax payable	659	488
Accrued liabilities	1,380	784

	2,999	1,390